Condensed Consolidated Statements of Cash Flows (Unaudited) - Notable Labs Inc [Member] - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (6,814)	$ (8,685)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	193	264
Stock-based compensation	453	578
Non-cash operating leases	542	476
Gain on sale of marketable securities		2
Gain from PPP loan forgiveness		(1,038)
Change in fair value of SAFE notes	2,723
Change in fair value of SAFE and redeemable convertible preferred stock warrant liability	(4,882)	(649)
Change in operating assets and liabilities
Prepaid expenses	631	263
Other assets		27
Accounts payable	1,506	(175)
Accrued expenses and other current liabilities	60	(121)
Operating lease liabilities	(537)	(474)
Net cash used in operating activities	(6,125)	(9,532)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(34)	(41)
Purchases of marketable securities		(594)
Proceeds from maturities of marketable securities		594
Proceeds from sales of marketable securities		870
Net cash (used in) provided by investing activities	(34)	829
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from employee stock options	5	79
Proceeds from issuance of redeemable convertible preferred stock and warrants, net of issuance costs		5,810
Repayment of finance lease liabilities	(44)
Proceeds from the issuance of the SAFE agreement	5,735	4,009
Net cash provided by financing activities	5,696	9,898
Net increase in cash and cash equivalents	(463)	1,195
Cash and cash equivalents at the beginning of the year	1,581	2,401
Cash and cash equivalents at the end of the period	1,118	3,596
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Issuance of finance lease liability for finance lease right-of-use asset	405
Issuance of operating lease liability for operating lease right-of-use asset	1,950	181
Fair value allocated at issuance to Series C warrants		2,053
Series C redeemable convertible preferred stock issuance costs in accrued expenses		38
Conversion of Series A and Series B redeemable convertible preferred stock to common stock		$ 30,722